Taxation - Exceptional tax (credits)/charges (Details) € in Millions, £ in Millions, $ in Millions			12 Months Ended
	May 24, 2021	Dec. 15, 2020	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 907		£ 589		£ 898
Provisions charged during the year			80
Other external charges			1,978		2,044		2,285
Other exceptional finance cost			£ 0		£ 0		£ 9
Applicable tax rate			19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
United Kingdom, at 1 April 2023
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate	25.00%
The Netherlands, from 2021
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges					£ 12
Applicable tax rate, previously enacted					21.70%	21.70%
Tax rate change in the United Kingdom
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 46		£ 0		£ 0
Remeasurement of deferred tax assets on post employment liabilities to other comprehensive income			48
Tax rate change in the Netherlands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			42		0		£ (51)
Applicable tax rate		25.00%					25.00%	25.00%
Future applicable tax rate							20.50%	20.50%
Donations
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(5)		0		£ 0
Other external charges			5		89		0
Obsolete inventories
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			1		(7)		0
Other external charges			(7)		30		0
Substitution drawback
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			1		20		0
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(1)		0		(4)
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		(165)		0
Other items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		(2)		0
French tax audit
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0		61	€ 69
Tax related costs							88	100
Other external charges			0		0		18	21
Other exceptional finance cost							9	€ 10
Sale of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0		33
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			84		(154)		39
Other external charges			13		95		£ 53
Raising the Bar programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Provisions charged during the year			£ 5	$ 6	81	$ 100
Windsor brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges					(105)
USL brands impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges					(25)
Nigerian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges					(25)
Ethiopian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges					£ (10)